UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: May 31, 2007 Estimated average burden hours per response........21.09

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06565

H&Q Healthcare Investors
(Exact name of registrant as specified in charter)

30 Rowes Wharf, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

(Name and address of agent for service)

Registrant's telephone number, including area code:		617-772-8500

Date of fiscal year end:	September 30

Date of reporting period:	12/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-% (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b-15 under the Investment Company Act of 1940 (17CFR 270.3b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

Item 1.  Schedule of Investments.

H&Q HEALTHCARE INVESTORS

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2005

(Unaudited)

SHARES		VALUE
	CONVERTIBLE SECURITIES — 13.6% of Net Assets

	Convertible Preferred (Restricted) — 13.5%

	Drug Discovery Technologies – 1.3%
2,380,953	Agilix Corporation Series B (a) (b)	$571,429
375,000	Ceres, Inc. Series C (a)	2,250,000
27,443	Ceres, Inc. Series C-1 (a (c)	164,658
277,967	Ceres, Inc. Series D (a) (c)	1,667,802
1,398,732	Galileo Pharmaceuticals, Inc. Series F-1 (a)	489,556
300,000	Zyomyx, Inc. Series A New (a)	30,000
300	Zyomyx, Inc. Series B New (a)	30
	Emerging Biopharmaceuticals – 3.9%
1,117,381	Agensys, Inc. Series C (a)	3,300,300
2,586,207	Corus Pharma, Inc. Series C (a)	1,500,000
1,818,182	Raven biotechnologies, Inc. Series B (a)	1,509,091
2,809,157	Raven biotechnologies, Inc. Series C (a)	2,331,600
4,083,021	Raven biotechnologies, Inc. Series D (a)	1,200,000
2,123,077	TargeGen, Inc. Series C (a)	2,760,000
47,407	Therion Biologics Corporation Series A (a)	57,836
240,000	Therion Biologics Corporation Series B (a)	292,800
407,712	Therion Biologics Corporation Series C (a) (c)	497,409
33,332	Therion Biologics Corporation Series C-2 (a) (c)	40,665
36,092	Therion Biologics Corporation Sinking Fund (a)	361
2,100,000	Xanthus Life Sciences, Inc. Series B (a)	2,100,000
	Healthcare Services – 3.7%
1,577,144	CardioNet, Inc. Series C (a) (b)	5,520,004
484,829	CytoLogix Corporation Series A (a) (b)	399,984
227,130	CytoLogix Corporation Series B (a) (b) (c)	187,382
160,000	I-trax, Inc. Series A (a)	3,440,000
5,384,615	PHT Corporation Series D (a) (b)	4,200,000
1,204,495	PHT Corporation Series E (a) (b)	939,506
	Medical Devices and Diagnostics – 4.6%
4,852,940	Concentric Medical, Inc. Series B (a) (b) (d)	6,794,116
1,744,186	Concentric Medical, Inc. Series C (a) (b)	2,441,860
683,000	Concentric Medical, Inc. Series D (a) (b)	956,200
222,222	EPR, Inc. Series A (a)	2,222
3,669,024	Labcyte, Inc. Series C (a)	1,920,000
160,000	Masimo Corporation Series D (a)	1,760,000
1,632,653	OmniSonics Medical Technologies, Inc. Series B (a) (b)	2,181,224
1,547,988	OmniSonics Medical Technologies, Inc. Series C (a) (b)	1,800,001
65,217	TherOx, Inc. Series H (a)	247,825
149,469	TherOx, Inc. Series I (a) (c)	577,100
		$54,130,961

1

PRINCIPAL AMOUNT		VALUE
	CONVERTIBLE SECURITIES – continued

	Convertible Notes (Restricted) – 0.1%

	Healthcare Services – 0.1%
$300,000	CardioNet, Inc. 8% Cvt. Note, due 2006 (b) (c)	$300,000
168,337	CytoLogix Corporation 6.75% Cvt. Note (b) (e)	168,337
		468,337
	TOTAL CONVERTIBLE SECURITIES (Cost $66,145,494)	$54,599,298

SHARES		VALUE
	COMMON STOCKS – 76.1%

	Biopharmaceuticals – 21.9%
66,300	Amgen, Inc. (a)	5,228,418
50,000	Biogen Idec Inc. (a)	2,266,500
472,736	Cubist Pharmaceuticals, Inc. (a)	10,045,640
789,100	Encysive Pharmaceuticals Inc. (a)	6,225,999
234,400	Endo Pharmaceuticals Holdings (a)	7,092,944
154,500	Forest Laboratories, Inc. (a)	6,285,060
81,393	Genzyme Corporation (a)	5,760,997
230,825	Gilead Sciences, Inc. (a)	12,148,320
140,500	Imclone Systems, Inc. (a)	4,810,720
778,450	Insmed Inc. (a)	1,533,546
781,606	Inspire Pharmaceuticals, Inc. (a)	3,970,558
158,690	MedImmune, Inc. (a)	5,557,324
348,000	MGI Pharma, Inc. (a)	5,971,680
193,260	Myriad Genetics, Inc. (a)	4,019,808
63,300	Pharmion Corporation (a)	1,124,841
208,300	Schering-Plough Corporation	4,343,055
464,900	Vivus, Inc. (a)	1,376,104
		87,761,514
	Drug Delivery – 2.6%
826,033	DepoMed, Inc. (a)	4,956,198
262,990	Noven Pharmaceuticals, Inc. (a)	3,979,039
72,584	Penwest Pharmaceuticals Co. (a)	1,416,839
		10,352,076
	Drug Discovery Technologies – 2.3%
69,840	Avalon Pharmaceuticals, Inc. (a)	314,280
207,432	Avalon Pharmaceuticals, Inc. (Restricted) (a)	746,755
213,513	Senomyx, Inc. (a)	2,587,778
334,350	ZymoGenetics, Inc. (a)	5,687,293
300,000	Zyomyx, Inc. (Restricted) (a)	3,000
		9,339,106

2

SHARES		VALUE
	COMMON STOCKS – continued

	Emerging Biopharmaceuticals – 15.2%
509,133	ACADIA Pharmaceuticals, Inc. (a)	$5,014,960
712,341	Ariad Pharmaceuticals, Inc. (a)	4,167,195
453,772	Barrier Therapeutics, Inc. (a)	3,720,930
170,030	DOV Pharmaceutical, Inc. (a)	2,496,040
478,050	Exelixis, Inc. (a)	4,503,231
314,770	Kosan Biosciences, Inc. (a)	1,397,579
157,181	Medarex, Inc. (a)	2,176,957
60,500	Momenta Pharmaceuticals, Inc. (a)	1,333,420
62,073	Myogen, Inc. (a)	1,872,122
102,176	Myogen, Inc. warrants (a)	2,284,655
296,090	Neurogen Corporation (a)	1,951,233
297,663	Nitromed, Inc. (a)	4,152,399
522,956	Nuvelo, Inc. (a)	4,241,173
124,080	Protein Design Labs, Inc. (a)	3,526,354
626,580	Seattle Genetics, Inc. (a)	2,957,458
174,584	Telik, Inc. (a)	2,966,182
339,556	Tercica, Inc. (a)	2,434,616
423,541	Theravance, Inc. (a)	9,538,143
226,760	Therion Biologics Corporation (Restricted) (a)	2,268
		60,736,915
	Generic Pharmaceuticals – 8.4%
112,200	Barr Pharmaceuticals, Inc. (a)	6,988,938
779,024	Impax Laboratories, Inc. (a)	8,335,557
102,200	IVAX Corporation (a)	3,201,926
156,600	K-V Pharmaceutical Co. (a)	3,225,960
48,000	Medicis Pharmaceutical Corporation	1,538,400
240,630	Teva Pharmaceutical Industries, Ltd. ADR	10,349,496
		33,640,277
	Healthcare Services – 8.7%
75,000	Allscripts Healthcare Solutions, Inc. (a)	1,005,000
222,222	Aveta, Inc. (Restricted) (a)	2,999,997
26,125	Dako A/S (Restricted) (f)	271,962
273,000	Eclipsys Corporation (a)	5,167,890
444,419	Emageon, Inc. (a)	7,066,262
646,500	Emdeon Corporation (a)	5,469,390
141,000	Medco Health Solutions, Inc. (a)	7,867,800
306,208	Syntiro Healthcare Services (Restricted) (a)	306
625,000	Tenet Healthcare Corporation (a)	4,787,500
		34,636,107
	Medical Devices and Diagnostics – 17.0%
144,655	Adeza Biomedical Corporation (a)	3,044,988
137,750	Affymetrix, Inc. (a)	6,577,562
852,150	Align Technology, Inc. (a)	5,513,411
115,000	Boston Scientific Corporation (a)	2,816,350
587,782	Conor Medsystems, Inc. (a)	11,373,582

3

SHARES		VALUE
	COMMON STOCKS – continued

	Medical Devices and Diagnostics – continued
109,200	Conor Medsystems, Inc. (Restricted) (a)	$2,007,369
136,000	Gen-Probe, Inc. (a)	6,635,440
57,500	Guidant Corporation	3,723,125
115,080	IDEXX Laboratories, Inc. (a)	8,283,458
160,000	Masimo Corporation (Restricted) (a)	1,600
112,500	Medtronic, Inc.	6,476,625
369,583	Orchid Cellmark, Inc. (a)	2,808,831
1,020,000	Orthovita, Inc. (a)	3,957,600
208,529	Songbird Hearing, Inc. (Restricted) (a)	2,085
546,875	VNUS Medical Technologies, Inc. (a)	4,582,813
		67,804,839
	TOTAL COMMON STOCKS (Cost $250,186,856)	$304,270,834

PRINCIPAL AMOUNT		VALUE
	SHORT-TERM INVESTMENTS – 10.3%

$17,280,000	American Express Credit Corp. ; 3.50% - 4.27%, due 1/3/06 - 1/12/06	17,268,178
10,000,000	General Electric Capital Corp.; 4.24% due 1/6/06	9,994,111
10,000,000	UBS Finance Delaware LLC; 4.26% due 1/5/06	9,995,267
4,000,000	Wisconsin Public Service Corp.; 4.36% due 1/10/06	3,995,640
	Total SHORT-TERM INVESTMENTS (Cost $41,253,196)	$41,253,196
	TOTAL INVESTMENTS – (100%) (Cost $357,585,546)	$400,123,328
	OTHER LIABILITIES IN EXCESS OF ASSETS – (0%)	$(154,328)
	NET ASSETS – 100%	$399,969,000

4

(a)                                  Non-income producing security.

(b)                                 Affiliated issuers in which the Fund holds 5% or more of the voting securities (Total Market Value of $26,460,043).

(c)                                  Including associated warrants.

(d)                                 Includes 321,000 non-voting shares.

(e)                                  Variable maturity.

(f)                                    Foreign Security.

ADR                     American Depository Receipt.

Investment Securities Valuation - Investments traded on national securities exchanges or in the over-the-counter market that are National Market System securities are valued at the last sale price or, lacking any sales, at the mean between the last bid and asked prices.  Other over-the-counter securities are valued at the most recent bid prices as obtained from one or more dealers that make markets in the securities.   Exchange traded investments for which market quotations are not readily available are valued at fair value as determined in good faith by the Trustees of the Fund.  The value of venture capital and other restricted securities is determined in good faith by the Trustees. However, because of the uncertainty of venture capital and other restricted security valuations, these estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material. Short-term investments with maturity of 60 days or less are valued at amortized cost.

Federal Income Tax Cost - At December 31, 2005, the total cost of securities of Federal income tax purposed was $357,585,546. The net unrealized gain on securities held by the Fund was $42,537,782, including gross unrealized gain of $84,644,111 and gross unrealized loss of $42,106,329.

Affiliate Transactions – An affiliate issuer is a company in which the Fund holds 5% or more of the voting securities.  Transactions with such companies during the three months ended December 31, 2005 were as follows:

Issuer	Value on October 1, 2005	Purchases	Sales	Income	Value on December 31, 2005
Agilix Corporation	$571,429	$—	$—	$—	$571,429
CardioNet, Inc.	5,820,004	—	—	—	5,820,004
Concentric Medical, Inc.	10,192,176	—	—	—	10,192,176
CytoLogix Corporation	755,703	—	—	—	755,703
OmniSonics Medical Technologies, Inc.	3,981,225	—	—	—	3,981,225
PHT Corporation	5,139,506	—	—	—	5,139,506
	$26,460,043	$—	$—	$—	$26,460,043

Venture Capital and Other Restriced Securities – The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s venture capital and other restricted securities at December 31, 2005, as determined by the Trustees of the Fund. The Fund may invest in venture capital and other restricted securities if these securities would currently comprise 40% or less of net assets. The value of these securities represent 15% of the Fund’s net assets at December 31, 2005. With the exception of Conor Medsystems, Inc. Restricted Common the Fund on its own does not have the right to demand that such securities be registered.  Subject to certain conditions the Fund has the right to request registration of Conor Medsystems, Inc. Restricted Common.

			Carrying
	Acquisition		Value
Security(g)	Date	Cost	per Unit	Value
Agensys, Inc.
Series C Cvt. Pfd.	2/14/02, 9/27/05	$3,307,024	$2.95	$3,300,300
Agilix Corporation
Series B Cvt. Pfd.	11/8/01	3,014,260	0.24	571,429
Avalon Pharmaceuticals, Inc.
Restricted Common	10/22/01-2/11/05	3,217,655	3.60	746,755
Aveta, Inc.
Restricted Common	12/21/05	2,999,997	13.50	2,999,997
CardioNet, Inc.
Series C Cvt. Pfd.	5/3/01 – 3/25/03	5,551,349	3.50	5,520,004
Convertible Note	8/15/05	300,000	1.00	300,000
Ceres, Inc.
Series C Cvt. Pfd.	12/23/98	1,502,620	6.00	2,250,000
Series C-1 Cvt. Pfd.	3/31/01	111,488	6.00	164,658
Series D Cvt. Pfd.	3/14/01	1,668,122	6.00	1,667,802
Concentric Medical, Inc.
Series B Cvt. Pfd.	5/7/02 – 1/24/03	3,329,210	1.40	6,794,116
Series C Cvt. Pfd.	12/19/03	1,500,000	1.40	2,441,860
Series D Cvt. Pfd.	9/30/05	957,768	1.40	956,200
Conor Medsystems, Inc.
Restricted Common	10/23/2003-8/6/04	653,127	18.38	2,007,369
Corus Pharma, Inc.
Series C Cvt. Pfd.	4/8/04	3,002,344	0.58	1,500,000

CytoLogix Corporation
Series A Cvt. Pfd.	1/13/98-7/21/99	1,622,895	0.83	399,984
Series B Cvt. Pfd.	1/11/01	760,284	0.83	187,382
Convertible Note	5/29/02	168,337	1.00	168,337
Dako A/S (h)
Restricted Common	6/14/04	1,102,920	10.41	271,961
EPR, Inc.
Series A Cvt. Pfd.	3/9/94	1,000,409	0.01	2,222
Galileo Pharmaceuticals, Inc.
Series F-1 Cvt. Pfd.	8/18/00	3,002,895	0.35	489,556
I-trax, Inc.
Series A Cvt. Pfd.	3/18/04	4,003,650	21.50	3,440,000
Labcyte, Inc.
Series C Cvt. Pfd.	7/18/05	1,923,506	0.52	1,920,000
Masimo Corporation
Series D Cvt. Pfd.	8/14/96	1,120,224	11.00	1,760,000
Restricted Common	3/31/98	0	0.01	1,600
OmniSonics Medical Technologies, Inc.
Series B Cvt. Pfd.	5/24/01	2,409,023	1.34	2,181,224
Series C Cvt. Pfd.	10/1/03	1,800,336	1.16	1,800,001

			Carrying
	Acquisition		Value
Security(g)	Date	Cost	per Unit	Value
PHT Corporation
Series D Cvt. Pfd.	7/23/01	$4,205,754	$0.78	$4,200,000
Series E Cvt. Pfd.	9/12/03 - 10/14/04	941,669	0.78	939,506
Raven biotechnologies, Inc.
Series B Cvt. Pfd.	12/12/00	3,001,725	0.83	1,509,091
Series C Cvt. Pfd.	11/26/02	2,331,600	0.83	2,331,600
Series D Cvt. Pfd.	6/23/05	1,205,415	0.29	1,200,000
Songbird Hearing, Inc.
Restricted Common	12/14/00	3,004,861	0.01	2,085
Syntiro Heathcare Services
Restricted Common	2/5/97	1,200,325	0.001	306
TargeGen, Inc.
Series C Cvt. Pfd.	8/30/05	2,763,306	1.30	2,760,000
Therion Biologics Corporation
Series A Cvt. Pfd.	8/20/96-10/16/96	444,850	1.22	57,837
Series B Cvt. Pfd.	6/22/99	901,393	1.22	292,800
Series C Cvt. Pfd.	9/26/01-10/15/01	1,529,348	1.22	497,409
Series C-2 Units	8/13/03	59,998	1.22	40,665
Sinking Fund Cvt. Pfd.	10/18/94-8/20/96	721,291	0.01	361
Restricted Common	7/12/90-1/25/96	511,365	0.01	2,268
TherOx, Inc.
Series H Cvt. Pfd.	9/11/00	3,002,506	3.80	247,825
Series I Cvt. Pfd.	7/8/05	579,407	3.86	577,100
Xanthus Life Sciences, Inc.
Series B Cvt. Pfd.	12/5/03	2,101,320	1.00	2,100,000
Zyomyx, Inc.
Series A New Cvt. Pfd.	1/12/04	299,700	0.10	30,000
Series B New Cvt. Pfd.	2/19/99-1/12/04	468	0.10	30
New Restricted Common	2/19/99 - 7/22/04	3,602,065	0.01	3,000
		$82,437,809		$60,634,640	(i)

(g) See Schedule of Investments and corresponding footnotes for more information on each issuer.

(h) Foreign security

(i) Represents 15% of the Fund’s net assets as of December 31, 2005.

Item 2.  Controls and Procedures.

(a.)          The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b.)              There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	H&Q Healthcare Investors

By (Signature and Title)	/s/ Daniel Omstead
Daniel Omstead, President

Date	February 28, 2006

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kathleen Eckert
Kathleen Eckert, Treasurer

Date	February 28, 2006